Capital stock - Schedule of Fully Paid Ordinary Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of number of shares outstanding [abstract]
Beginning balance, number of shares (in shares)	857,134,276	870,109,128	679,702,740
Equity at beginning of period	$ 2,597,284,183	$ 2,486,968,425	$ 1,639,787,828
Vested shares (in shares)	4,227,426	4,257,018	4,156,388
Vested shares	$ 0	$ 0	$ 0
Equity Issuance (in shares)			186,250,000
Equity Issuance			$ 574,989,885
Share-based payments (in shares)	126,226
Share-based payments	$ 12,732,988	$ 8,982,488	$ 8,001,830
Repurchase of shares (in shares)	(15,469,996)	(17,231,870)
Repurchase of shares	$ (36,415,845)	$ (44,165,790)
Ending balance, number of shares (in shares)	846,017,932	857,134,276	870,109,128
Equity at end of period	$ 2,747,756,742	$ 2,597,284,183	$ 2,486,968,425
Capital Stock
Reconciliation of number of shares outstanding [abstract]
Equity at beginning of period	585,487,257	591,600,113	480,623,919
Vested shares	2,045,268	2,475,270	2,204,586
Equity Issuance			108,771,608
Share-based payments	65,627
Repurchase of shares	(7,619,972)	(8,588,126)
Equity at end of period	579,978,180	585,487,257	591,600,113
Additional Paid in Capital
Reconciliation of number of shares outstanding [abstract]
Equity at beginning of period	905,722,252	934,944,456	460,677,234
Vested shares	6,964,825	6,355,460	8,048,945
Equity Issuance			466,218,277
Share-based payments	283,509
Repurchase of shares	(28,795,873)	(35,577,664)
Equity at end of period	$ 884,174,713	$ 905,722,252	$ 934,944,456